DISPOSITION OF AIRCARD BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
DISPOSITION OF AIRCARD BUSINESS
Schedule of assets and liabilities held for sale

2012
Inventories	$8,731
Prepaids	10,847
Property and equipment	7,489
Intangible assets	1,317
Goodwill	25,956
Assets held for sale	$54,340

Inventory commitment reserve	$2,282
Product warranties	1,589
Marketing development funds	5,742
Other	740
Liabilities held for sale	$10,353

Schedule of results related to the AirCard business presented as discontinued operations in the statement of earnings

	2012	2011	2010
Revenue	$246,845	$245,010	$292,336
Cost of goods sold	177,147	183,300	223,377
Gross margin	$69,698	$61,710	$68,959
Gross margin %	28.2%	25.2%	23.6%
Expenses	36,653	37,369	36,608
Earnings from operations	33,045	24,341	32,351
Net earnings from discontinued operations	$31,401	$21,338	$20,174